Business combinations (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
The consideration includes elements of cash, equity, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	32,025
Equity consideration	9,975
Fair value of deferred consideration	1,416
Fair value of contingent consideration	4,959
Total consideration transferred	48,375
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - client relationships	4,532
Property, plant and equipment	51
Right of use assets	299
Deferred tax asset	136
Cash and cash equivalents	1,824
Trade and other receivables	2,098
Lease liabilities	(319)
Trade and other payables	(1,192)
Corporation tax payable	(825)
Deferred tax liability	(1,360)
Fair value of net assets acquired	5,244
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	48,375
Fair value of net assets acquired	(5,244)
Goodwill	43,131